UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2004

Check here if Amendment [_];  Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               COMPASS GROUP LLC

Address             126 E. 56TH ST. 19TH FL.
                    NEW YORK, NY 10022

13F File Number:    28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     ANIL L.CRASTO
Title:    CHIEF OPERATING OFFICER
Phone:    212-355-7525

Signature, Place, and Date of Signing:

/s/ ANIL L. CRASTO NEW YORK,NY FEBRUARY 15, 2005

Report Type:

[X]   13F HOLDINGS REPORT.
[_]   13F NOTICE.
[_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $3831 (000's)


List of Other Included Managers:

No.     13F File Number         Name

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  FORM 13 F INFORMATION TABLE

                                                               VALUE    SHARES/ SH/PUT/INVESTMT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER           TITTLE OF CLASS     CUSIP    (X$1000) PRN AMT PRNCALL DSCRETN  MANAGERS SOLE SHARED NONE


GRUPO TELEVISA SA DE CV         SP ADR REP ORD     40049J206     605     10000   SH       SOLE           10000    0    0
ISHARES-BRAZIL                  MSCI BRAZIL         464286400    449     20200   SH       SOLE           20200    0    0
ISHARES-JAPAN                   MSCI JAPAN          464286848    647     59280   SH       SOLE           59280    0    0
ISHARES-PAC X JPN               MSCI PAC J IDX      464286665    1055    11700   SH       SOLE           11700    0    0
PETROLEO BRASILIERO SA PETRO    SPONSORED ADR       71654V408    636     16000   SH       SOLE           16000    0    0
TELE NORTE LESTE PART SA        SPONSORED ADR PFD   879246106    439     26000   SH       SOLE           26000    0    0
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